Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4.      ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consisted of the following:

	As of December 31,
	2024	2025
Accounts receivable	$6,152,354	$10,321,144
Provision of expected credit loss	(680,922)	(2,355,443)
Accounts receivable, net	$5,471,432	$7,965,701

The movement of the allowance for expected credit loss is as follows:

	For the years ended December 31,
	2023	2024	2025
Balance as of the beginning of the year	$(119,455)	$(526,173)	$(680,922)
Expected credit loss provision	(440,322)	(312,394)	(2,557,207)
Write-off	—	100,156	820,517
Exchange difference	33,604	57,489	62,169
Balance as of the end of the year	$(526,173)	$(680,922)	$(2,355,443)